UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05968
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2024:
John Hancock Municipal Securities Trust
  John Hancock High Yield Municipal Bond Fund
  John Hancock Municipal Opportunities Fund
  John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class A/JHSFX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$30	0.59%
Fund Statistics
Fund net assets	$36,911,685
Total number of portfolio holdings	143
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.9%
Revenue bonds	83.0%
Other revenue	18.4%
Health care	15.7%
Development	12.6%
Airport	10.7%
Education	9.4%
Utilities	5.1%
Water and sewer	4.1%
Housing	3.0%
Transportation	2.4%
Pollution	1.6%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089212

489SA-A
11/24
1/25

John Hancock Short Duration Municipal Opportunities Fund
Class C/JHSHX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$70	1.36%
Fund Statistics
Fund net assets	$36,911,685
Total number of portfolio holdings	143
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.9%
Revenue bonds	83.0%
Other revenue	18.4%
Health care	15.7%
Development	12.6%
Airport	10.7%
Education	9.4%
Utilities	5.1%
Water and sewer	4.1%
Housing	3.0%
Transportation	2.4%
Pollution	1.6%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089212

489SA-C
11/24
1/25

John Hancock Short Duration Municipal Opportunities Fund
Class I/JHSJX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$24	0.46%
Fund Statistics
Fund net assets	$36,911,685
Total number of portfolio holdings	143
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.9%
Revenue bonds	83.0%
Other revenue	18.4%
Health care	15.7%
Development	12.6%
Airport	10.7%
Education	9.4%
Utilities	5.1%
Water and sewer	4.1%
Housing	3.0%
Transportation	2.4%
Pollution	1.6%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089212

489SA-I
11/24
1/25

John Hancock Short Duration Municipal Opportunities Fund
Class R6/JHSKX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$22	0.42%
Fund Statistics
Fund net assets	$36,911,685
Total number of portfolio holdings	143
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.9%
Revenue bonds	83.0%
Other revenue	18.4%
Health care	15.7%
Development	12.6%
Airport	10.7%
Education	9.4%
Utilities	5.1%
Water and sewer	4.1%
Housing	3.0%
Transportation	2.4%
Pollution	1.6%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089212

489SA-R6
11/24
1/25

John Hancock Municipal Opportunities Fund
Class A/TAMBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$36	0.71%
Fund Statistics
Fund net assets	$1,294,116,366
Total number of portfolio holdings	1,036
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.2%
Revenue bonds	83.3%
Other revenue	20.2%
Health care	19.0%
Education	9.6%
Airport	8.6%
Development	7.6%
Utilities	5.0%
Water and sewer	4.4%
Transportation	3.9%
Housing	2.3%
Pollution	1.5%
Tobacco	0.8%
Facilities	0.4%
Closed-end funds	0.3%
Short-term investments	0.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089193

52SA-A
11/24
1/25

John Hancock Municipal Opportunities Fund
Class C/TBMBX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$75	1.46%
Fund Statistics
Fund net assets	$1,294,116,366
Total number of portfolio holdings	1,036
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.2%
Revenue bonds	83.3%
Other revenue	20.2%
Health care	19.0%
Education	9.6%
Airport	8.6%
Development	7.6%
Utilities	5.0%
Water and sewer	4.4%
Transportation	3.9%
Housing	2.3%
Pollution	1.5%
Tobacco	0.8%
Facilities	0.4%
Closed-end funds	0.3%
Short-term investments	0.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089193

52SA-C
11/24
1/25

John Hancock Municipal Opportunities Fund
Class I/JTBDX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$29	0.56%
Fund Statistics
Fund net assets	$1,294,116,366
Total number of portfolio holdings	1,036
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.2%
Revenue bonds	83.3%
Other revenue	20.2%
Health care	19.0%
Education	9.6%
Airport	8.6%
Development	7.6%
Utilities	5.0%
Water and sewer	4.4%
Transportation	3.9%
Housing	2.3%
Pollution	1.5%
Tobacco	0.8%
Facilities	0.4%
Closed-end funds	0.3%
Short-term investments	0.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089193

52SA-I
11/24
1/25

John Hancock Municipal Opportunities Fund
Class R6/JTMRX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$27	0.52%
Fund Statistics
Fund net assets	$1,294,116,366
Total number of portfolio holdings	1,036
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	16.2%
Revenue bonds	83.3%
Other revenue	20.2%
Health care	19.0%
Education	9.6%
Airport	8.6%
Development	7.6%
Utilities	5.0%
Water and sewer	4.4%
Transportation	3.9%
Housing	2.3%
Pollution	1.5%
Tobacco	0.8%
Facilities	0.4%
Closed-end funds	0.3%
Short-term investments	0.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089193

52SA-R6
11/24
1/25

John Hancock High Yield Municipal Bond Fund
Class A/JHTFX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$43	0.82%
Fund Statistics
Fund net assets	$283,374,513
Total number of portfolio holdings	344
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	8.3%
Revenue bonds	91.0%
Health care	22.6%
Education	18.2%
Development	16.7%
Other revenue	11.8%
Airport	6.7%
Housing	4.0%
Tobacco	3.9%
Transportation	2.9%
Facilities	1.9%
Pollution	1.1%
Water and sewer	0.6%
Utilities	0.6%
Corporate bonds	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089164

59SA-A
11/24
1/25

John Hancock High Yield Municipal Bond Fund
Class C/JCTFX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$81	1.57%
Fund Statistics
Fund net assets	$283,374,513
Total number of portfolio holdings	344
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	8.3%
Revenue bonds	91.0%
Health care	22.6%
Education	18.2%
Development	16.7%
Other revenue	11.8%
Airport	6.7%
Housing	4.0%
Tobacco	3.9%
Transportation	2.9%
Facilities	1.9%
Pollution	1.1%
Water and sewer	0.6%
Utilities	0.6%
Corporate bonds	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089164

59SA-C
11/24
1/25

John Hancock High Yield Municipal Bond Fund
Class I/JHYMX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$35	0.67%
Fund Statistics
Fund net assets	$283,374,513
Total number of portfolio holdings	344
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	8.3%
Revenue bonds	91.0%
Health care	22.6%
Education	18.2%
Development	16.7%
Other revenue	11.8%
Airport	6.7%
Housing	4.0%
Tobacco	3.9%
Transportation	2.9%
Facilities	1.9%
Pollution	1.1%
Water and sewer	0.6%
Utilities	0.6%
Corporate bonds	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089164

59SA-I
11/24
1/25

John Hancock High Yield Municipal Bond Fund
Class R6/JCTRX
Semiannual SHAREHOLDER REPORT | November 30, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$33	0.63%
Fund Statistics
Fund net assets	$283,374,513
Total number of portfolio holdings	344
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	8.3%
Revenue bonds	91.0%
Health care	22.6%
Education	18.2%
Development	16.7%
Other revenue	11.8%
Airport	6.7%
Housing	4.0%
Tobacco	3.9%
Transportation	2.9%
Facilities	1.9%
Pollution	1.1%
Water and sewer	0.6%
Utilities	0.6%
Corporate bonds	0.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance
Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4089164

59SA-R6
11/24
1/25

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2024 for the following funds:

John Hancock Municipal Securities Trust

  John Hancock High Yield Municipal Bond Fund

  John Hancock Municipal Opportunities Fund

  John Hancock Short Duration Municipal Opportunities Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
High Yield Municipal Bond Fund
Fixed income
November 30, 2024

John Hancock
High Yield Municipal Bond Fund

2	Fund’s investments
22	Financial statements
25	Financial highlights
29	Notes to financial statements
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 105.1%				$297,815,853
(Cost $290,182,179)
Alabama 0.8%				2,136,086
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	1,000,000	1,017,821
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,000,000	1,118,265
Alaska 0.4%				1,140,642
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,250,000	1,140,642
Arizona 3.4%				9,589,421
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	689,843
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,370,000	2,101,433
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	500,000	503,675
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,000,000	964,083
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	756,055
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	807,194
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	386,884
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	510,000	523,561
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-64	500,000	496,542
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,512,788
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	847,363
Arkansas 1.7%				4,826,445
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	1,000,000	1,000,920
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arkansas (continued)
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	$1,003,608
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,105,188
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-35	650,000	677,431
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-36	1,000,000	1,039,298
California 11.2%				31,749,283
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	750,000	727,769
California Community Housing Agency Aster Apartments, Series A-1 (A)	4.000	02-01-56	350,000	311,961
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	900,000	904,864
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	1,008,906
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	756,833
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,145,391
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	238,127
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	658,183
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	650,000	593,397
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,060,266
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	751,859
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	530,365
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-49	375,000	394,919
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.692	06-01-55	8,000,000	456,984
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	959,586
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	522,462
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	611,291
3	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	$747,646
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	500,000	421,470
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	411,056
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	698,544
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	1,072,220
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	1,500,000	1,367,600
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	317,948
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.341	06-01-66	7,850,000	877,768
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.859	06-01-36	3,400,000	1,567,724
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,137
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	510,610
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	501,090
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	910,000	961,508
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,068,822
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.000	08-01-37	1,885,000	1,942,948
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.250	08-01-52	6,000,000	6,134,160
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,505,869
Colorado 5.7%				16,034,713
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	947,270
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	2,042,452
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,518,784
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,313,104
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,008,506
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	1,000,000	1,053,557
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Orchard Park Place South Metropolitan District, GO (A)	6.000	12-01-54	1,775,000	$1,799,850
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	629,000	659,414
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	688,877
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,303,148
Sky Ranch Community Authority Board Series B, GO	6.500	12-15-54	550,000	560,885
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,096,275
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	1,000,000	1,044,445
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	7.730	12-01-37	1,266,667	474,322
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	523,824
Connecticut 1.2%				3,414,133
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	508,209
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	965,000	946,023
Town of Hamden Whitney Center Project	5.000	01-01-50	2,060,000	1,959,901
Delaware 0.1%				353,730
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	353,730
District of Columbia 5.5%				15,451,362
Metropolitan Washington Airports Authority Aviation Series A, AMT (C)	5.250	10-01-49	11,320,000	12,262,784
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (D)	6.500	10-01-41	3,000,000	3,188,578
Florida 8.6%				24,401,422
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,000,000	1,010,901
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	445,000	460,539
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,867,661
5	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	$327,439
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	261,936
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	250,000	263,281
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	498,635
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,556,918
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	688,686
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	400,000	340,369
City of Venice Village on the Isle Project, Series A (A)	5.625	01-01-60	1,100,000	1,136,728
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	925,120
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,640,000	1,499,496
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	670,000	680,235
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	703,124
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	967,263
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	806,696
Middleton Community Development District A Special Assessment Revenue	4.000	05-01-34	200,000	200,797
Middleton Community Development District A Special Assessment Revenue	4.200	05-01-39	655,000	655,559
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	550,447
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	199,787
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,061,170
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	1,000,000	$1,000,224
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,034,268
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	145,000	144,460
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,739,207
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	950,000	852,357
Portico Community Development District Series 1	3.200	05-01-31	995,000	937,178
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-25	180,000	178,684
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,055,000	844,259
Village Community Development District CDD No. 15 (A)	4.800	05-01-55	1,000,000	1,007,998
Georgia 1.5%				4,222,984
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	45,402
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	259,636
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,100,000	1,106,359
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	824,768
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	935,000	953,471
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	516,943
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	516,405
Idaho 0.9%				2,474,581
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	991,000	1,038,845
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	1,400,000	1,435,736
Illinois 4.2%				11,844,177
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,021,037
7	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	$500,035
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,036,622
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,048,981
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	546,880
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	880,301
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,092,474
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	4.000	12-15-42	1,500,000	1,489,057
State of Illinois, GO	4.000	06-01-33	750,000	751,958
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	1,021,186
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	978,578
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,477,068
Indiana 2.2%				6,288,394
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	512,570
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,027,136
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	930,000	437,277
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	777,964
Indiana Finance Authority The Methodist Hospital Inc., Series A	5.500	09-15-44	1,420,000	1,515,880
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,047,533
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	890,000	970,034
Iowa 0.6%				1,823,400
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	830,000	830,814
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	992,586
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Kansas 0.5%				$1,429,852
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	300,000	297,974
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	660,000	660,855
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	460,000	471,023
Kentucky 0.2%				674,635
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	720,000	674,635
Louisiana 1.1%				3,119,904
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,024,950
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	980,520
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,114,434
Maryland 1.2%				3,328,437
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,000,212
City of Rockville Ingleside at King Farm Project, Series B	4.250	11-01-37	20,000	18,791
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	723,124
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	213,807
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,113,711
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	258,792
Massachusetts 1.9%				5,324,600
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	252,809
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	4.250	07-01-34	200,000	202,431
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	516,473
9	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	880,000	$890,603
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	752,813
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	920,000	935,834
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	1,750,000	1,773,637
Michigan 1.1%				3,137,872
City of Detroit, GO	5.500	04-01-37	465,000	504,148
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	899,480
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	844,775
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	889,469
Minnesota 0.2%				548,029
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series B	5.250	06-15-47	500,000	548,029
Missouri 1.8%				5,200,777
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	1,000,000	1,017,364
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	1,012,268
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	650,000	651,551
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	509,794
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,265,000	1,200,056
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	809,744
Montana 0.2%				570,069
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	570,069
Nevada 0.2%				534,649
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	534,649
New Hampshire 1.5%				4,248,118
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	495,834
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.625	04-01-59	300,000	$311,742
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	431,302
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	2,000,000	2,003,968
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	931,877
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	80,000	73,395
New Jersey 0.1%				406,809
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	406,809
New York 6.3%				17,915,653
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	200,000	200,427
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	923,101
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	247,601
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	854,784
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,550,000	1,498,335
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	8.772	06-01-60	15,000,000	725,636
Nassau County Tobacco Settlement Corp. Series D (B)	7.849	06-01-60	12,000,000	789,160
New York Counties Tobacco Trust IV Series F (B)	7.945	06-01-60	17,000,000	1,082,648
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	850,462
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,000,819
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,061,952
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	189,456
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	973,110
11	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	$978,568
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,027,249
New York Transportation Development Corp. John F. Kennedy International Airport Project, AMT	5.000	06-30-60	1,000,000	1,026,633
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	440,548
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	1,004,310
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	276,157
Suffolk Regional Off-Track Betting Company	6.000	12-01-53	500,000	524,646
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (D)	5.000	11-01-51	1,025,000	1,097,775
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,142,276
North Carolina 0.8%				2,360,391
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,703,438
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	100,000	106,758
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-44	525,000	550,195
Ohio 5.3%				15,120,775
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,408,802
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,185,000	1,084,963
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	7.352	06-01-57	15,000,000	1,445,688
Cleveland-Cuyahoga County Port Authority Constellation Schools Project, Series A (A)	5.875	01-01-49	500,000	502,231
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	665,000	677,306
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	950,000	848,233
County of Montgomery Solvita Project	5.250	09-01-49	1,000,000	1,074,363
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	$404,876
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	521,101
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	665,000	678,750
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-59	1,000,000	1,023,888
Northeast Ohio Medical University Series A	4.000	12-01-45	335,000	311,203
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,760,000	1,727,002
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	492,429
Ohio Higher Educational Facility Commission Judson Obligated Group 2020 Project, Series A	5.000	12-01-42	485,000	488,144
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	450,889
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	1,022,466
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	958,441
Oklahoma 0.7%				1,980,034
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,029,843
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,000,000	950,191
Oregon 0.4%				994,861
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	994,861
Pennsylvania 5.5%				15,617,720
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	641,160
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	534,024
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,500,000	1,537,637
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,673,965
13	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	679,000	$675,187
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,096,000	1,021,115
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	715,278
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	317,767
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	685,151
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	147,649
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	503,721
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,035,000	1,041,873
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,230,000	1,138,550
Lancaster Municipal Authority Garden Spot Village Project, Series B	5.000	05-01-59	560,000	578,927
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,062,594
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	614,211
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,166,363
Philadelphia Authority for Industrial Development Tacony Academy Charter School Project (A)	5.500	06-15-43	545,000	562,548
Puerto Rico 3.0%				8,574,567
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.543	11-01-43	3,302,904	2,039,543
Puerto Rico Commonwealth Series A, GO (B)	4.325	07-01-33	60,892	42,114
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	47,126
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	896,191
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	35,811
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	47,751
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,551,615	1,477,460
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	26,312	$26,606
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,634
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	55,424
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	55,617
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.782	07-01-26	1,343,000	1,208,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.093	07-01-46	2,475,000	833,946
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.321	07-01-51	3,450,000	852,267
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	901,377
South Carolina 0.9%				2,476,018
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	1,375,000	1,477,149
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community, Series A	4.000	04-01-34	25,000	25,069
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	2,000,000	300,000
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	500,000	513,773
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	10,027
Tennessee 0.9%				2,446,424
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	444,443
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	2,000,000	2,001,981
Texas 7.2%				20,402,603
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,047,071
15	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	$1,000,423
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	900,000
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT (E)	7.000	03-01-39	965,000	820,250
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	953,916
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	800,000	807,541
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT (F)	5.500	07-15-38	850,000	919,299
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT (F)	5.500	07-15-39	1,000,000	1,079,129
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	1,000,000	1,022,816
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,134,730
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	325,826
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	580,891
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	453,600
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,340
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	152,612
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	381,545
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	1,003,877
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	974,601
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	854,932
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	518,715
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	404,404
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	1,000,000	$931,987
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	715,383
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	501,463
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	545,000	558,939
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	268,699
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	1,088,614
Utah 0.5%				1,290,759
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	298,064
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	475,378
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	517,317
Vermont 0.4%				1,275,269
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	1,275,269
Virgin Islands 1.3%				3,661,320
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	521,132
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	1,000,000	1,040,617
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	2,099,571
Virginia 2.0%				5,637,056
Tobacco Settlement Financing Corp. Series D (B)	5.766	06-01-47	4,000,000	1,112,477
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,765,000	1,598,356
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	1,068,002
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,858,221
17	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington 1.7%				$4,911,204
Skagit County Public Hospital District Skagit Regional Health	5.500	12-01-54	1,000,000	1,073,155
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	699,834
Washington State Housing Finance Commission Bayview Manor Project	6.000	07-01-59	1,000,000	1,031,222
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	1,002,158
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,104,835
West Virginia 0.7%				2,073,779
County of Ohio The Highlands Project	5.250	06-01-53	2,000,000	2,073,779
Wisconsin 9.5%				26,802,896
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,080,134
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	549,151
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	273,597
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.017	12-15-38	2,065,000	898,395
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	405,714
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	1,015,586
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	905,746
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	555,000	568,147
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	1,255,000	1,277,064
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	262,941
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	959,009
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	999,393
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	825,213
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	500,000	511,874
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.750	09-01-35	500,000	$519,611
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	724,888
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	543,919
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,055,495
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	458,631
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,622
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	691,377
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,245
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	1,002,748
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,500,000	1,248,499
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	221,472
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,600,000	1,617,181
Public Finance Authority Two Step Project (A)(B)	6.009	12-15-34	2,550,000	1,407,308
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	408,670
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	225,453
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,300,618
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	199,666
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	848,668
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,036,582
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	561,511
19	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	$1,087,727

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,079,041
Corporate bonds 0.8%				$2,171,110
(Cost $3,329,375)
Industrials 0.8%				2,171,110
Construction and engineering 0.8%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	2,171,110

	Yield (%)	Shares	Value
Short-term investments 0.0%			$51
(Cost $51)
Short-term funds 0.0%
John Hancock Collateral Trust (G)	4.4849(H)	5	51

Total investments (Cost $293,511,605) 105.9%			$299,987,014
Other assets and liabilities, net (5.9%)			(16,612,501)
Total net assets 100.0%			$283,374,513

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $106,155,248 or 37.5% of the fund’s net assets as of 11-30-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $292,213,033. Net unrealized appreciation aggregated to $7,773,981, of which $13,794,619 related to gross unrealized appreciation and $6,020,638 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	20

Assured Guaranty Corp.	1.1
Assured Guaranty Municipal Corp.	0.4
TOTAL	1.5
The fund had the following portfolio composition as a percentage of total investments on 11-30-24:
General obligation bonds	8.3%
Revenue bonds	91.0%
Health care	22.6%
Education	18.2%
Development	16.7%
Other revenue	11.8%
Airport	6.7%
Housing	4.0%
Tobacco	3.9%
Transportation	2.9%
Facilities	1.9%
Pollution	1.1%
Water and sewer	0.6%
Utilities	0.6%
Corporate bonds	0.7%
TOTAL	100.0%
21	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $293,511,554)	$299,986,963
Affiliated investments, at value (Cost $51)	51
Total investments, at value (Cost $293,511,605)	299,987,014
Interest receivable	4,093,870
Receivable for fund shares sold	1,308,240
Receivable for investments sold	914,493
Receivable from affiliates	4,753
Other assets	64,788
Total assets	306,373,158
Liabilities
Payable for floating rate interests issued	14,305,000
Due to custodian	8,333
Distributions payable	39,783
Payable for investments purchased	6,177,010
Payable for delayed-delivery securities purchased	1,970,611
Payable for fund shares repurchased	390,723
Payable to affiliates
Accounting and legal services fees	8,819
Transfer agent fees	22,875
Distribution and service fees	8,460
Trustees’ fees	195
Other liabilities and accrued expenses	66,836
Total liabilities	22,998,645
Net assets	$283,374,513
Net assets consist of
Paid-in capital	$282,472,403
Total distributable earnings (loss)	902,110
Net assets	$283,374,513

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($140,865,881 ÷ 19,667,808 shares)[1]	$7.16
Class C ($10,458,679 ÷ 1,459,988 shares)[1]	$7.16
Class I ($122,323,233 ÷ 17,054,673 shares)	$7.17
Class R6 ($9,726,720 ÷ 1,354,884 shares)	$7.18
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	22

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$6,633,465
Dividends from affiliated investments	79,711
Total investment income	6,713,176
Expenses
Investment management fees	659,108
Distribution and service fees	213,062
Interest expense	115,482
Accounting and legal services fees	24,315
Transfer agent fees	52,036
Trustees’ fees	2,498
Custodian fees	25,820
State registration fees	45,475
Printing and postage	10,098
Professional fees	34,895
Other	14,049
Total expenses	1,196,838
Less expense reductions	(200,852)
Net expenses	995,986
Net investment income	5,717,190
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,284,290)
Affiliated investments	956
(1,283,334)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	12,725,250
Affiliated investments	21
12,725,271
Net realized and unrealized gain	11,441,937
Increase in net assets from operations	$17,159,127
23	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$5,717,190	$8,962,896
Net realized loss	(1,283,334)	(4,193,006)
Change in net unrealized appreciation (depreciation)	12,725,271	9,180,540
Increase in net assets resulting from operations	17,159,127	13,950,430
Distributions to shareholders
From earnings
Class A	(2,801,764)	(4,827,140)
Class C	(180,389)	(341,676)
Class I	(2,384,549)	(3,006,434)
Class R6	(192,715)	(337,637)
Total distributions	(5,559,417)	(8,512,887)
From fund share transactions	42,891,528	60,157,691
Total increase	54,491,238	65,595,234
Net assets
Beginning of period	228,883,275	163,288,041
End of period	$283,374,513	$228,883,275
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	24

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.83	$6.66	$7.23	$8.26	$7.32	$8.06
Net investment income[2]	0.16	0.32	0.30	0.27	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.32	0.15	(0.58)	(0.99)	0.94	(0.58)
Total from investment operations	0.48	0.47	(0.28)	(0.72)	1.22	(0.28)
Less distributions
From net investment income	(0.15)	(0.30)	(0.29)	(0.26)	(0.28)	(0.33)
From net realized gain	—	—	—	(0.05)	—	(0.13)
Total distributions	(0.15)	(0.30)	(0.29)	(0.31)	(0.28)	(0.46)
Net asset value, end of period	$7.16	$6.83	$6.66	$7.23	$8.26	$7.32
Total return (%)[3,4]	7.11[5]	7.30	(3.81)	(9.03)	16.83	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$141	$118	$100	$112	$125	$107
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.02[7]	1.03	1.05	0.96	1.03	1.06
Expenses including reductions[6]	0.82[7]	0.81	0.84	0.85	0.89	0.92
Net investment income	4.44[7]	4.76	4.50	3.32	3.48	3.79
Portfolio turnover (%)	16	22	33	42	34	52

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.09%, 0.06% and 0.05% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
25	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.83	$6.66	$7.23	$8.26	$7.32	$8.06
Net investment income[2]	0.13	0.27	0.25	0.21	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.33	0.15	(0.58)	(0.99)	0.94	(0.58)
Total from investment operations	0.46	0.42	(0.33)	(0.78)	1.16	(0.34)
Less distributions
From net investment income	(0.13)	(0.25)	(0.24)	(0.20)	(0.22)	(0.27)
From net realized gain	—	—	—	(0.05)	—	(0.13)
Total distributions	(0.13)	(0.25)	(0.24)	(0.25)	(0.22)	(0.40)
Net asset value, end of period	$7.16	$6.83	$6.66	$7.23	$8.26	$7.32
Total return (%)[3,4]	6.71[5]	6.50	(4.53)	(9.71)	15.96	(4.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$8	$10	$15	$20
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.77[7]	1.78	1.80	1.71	1.78	1.81
Expenses including reductions[6]	1.57[7]	1.56	1.59	1.60	1.64	1.67
Net investment income	3.69[7]	4.01	3.75	2.55	2.75	3.04
Portfolio turnover (%)	16	22	33	42	34	52

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.09%, 0.06% and 0.05% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	26

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.84	$6.67	$7.24	$8.27	$7.33	$8.07
Net investment income[2]	0.16	0.33	0.32	0.28	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.33	0.15	(0.59)	(0.99)	0.94	(0.58)
Total from investment operations	0.49	0.48	(0.27)	(0.71)	1.23	(0.27)
Less distributions
From net investment income	(0.16)	(0.31)	(0.30)	(0.27)	(0.29)	(0.34)
From net realized gain	—	—	—	(0.05)	—	(0.13)
Total distributions	(0.16)	(0.31)	(0.30)	(0.32)	(0.29)	(0.47)
Net asset value, end of period	$7.17	$6.84	$6.67	$7.24	$8.27	$7.33
Total return (%)[3]	7.19[4]	7.45	(3.65)	(8.88)	16.99	(3.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$122	$94	$47	$21	$15	$13
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.77[6]	0.78	0.80	0.71	0.78	0.81
Expenses including reductions[5]	0.67[6]	0.66	0.69	0.70	0.74	0.77
Net investment income	4.58[6]	4.90	4.68	3.48	3.62	3.94
Portfolio turnover (%)	16	22	33	42	34	52

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.09%, 0.06% and 0.05% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
27	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$6.84	$6.68	$7.25	$8.28	$7.34	$8.08
Net investment income[2]	0.16	0.33	0.32	0.28	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.34	0.14	(0.59)	(0.99)	0.94	(0.59)
Total from investment operations	0.50	0.47	(0.27)	(0.71)	1.23	(0.27)
Less distributions
From net investment income	(0.16)	(0.31)	(0.30)	(0.27)	(0.29)	(0.34)
From net realized gain	—	—	—	(0.05)	—	(0.13)
Total distributions	(0.16)	(0.31)	(0.30)	(0.32)	(0.29)	(0.47)
Net asset value, end of period	$7.18	$6.84	$6.68	$7.25	$8.28	$7.34
Total return (%)[3]	7.35[4]	7.30	(3.62)	(8.83)	17.01	(3.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$8	$7	$4	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.73[6]	0.77	0.78	0.68	0.75	0.78
Expenses including reductions[5]	0.63[6]	0.65	0.67	0.67	0.71	0.74
Net investment income	4.62[6]	4.92	4.69	3.53	3.66	3.98
Portfolio turnover (%)	16	22	33	42	34	52

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.09%, 0.06% and 0.05% for the periods ended 11-30-24, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	28

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of income that is largely exempt from federal income taxes. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
29	JOHN HANCOCK High Yield Municipal Bond Fund |

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$297,815,853	—	$297,815,853	—
Corporate bonds	2,171,110	—	2,171,110	—
Short-term investments	51	$51	—	—
Total investments in securities	$299,987,014	$51	$299,986,963	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2024, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term
| JOHN HANCOCK High Yield Municipal Bond Fund	30

municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At November 30, 2024, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$14,305,000
Interest rate (%)	2.94%
Collateral for TOB floaters outstanding	$20,339,892
For the six months ended November 30, 2024, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$ 5,744,809
Average interest rate (%)	4.01%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2024.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
31	JOHN HANCOCK High Yield Municipal Bond Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $1,815.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $2,143,828 and a long-term capital loss carryforward of $4,130,559 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
| JOHN HANCOCK High Yield Municipal Bond Fund	32

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.59% of the first $75 million of the fund’s average daily net assets, (b) 0.52% of the next $75 million of the fund’s average daily net assets, (c) 0.46% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.44% of the next $2 billion of the fund’s average daily net assets; and (e) 0.41% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.45% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the expense limitation was 0.58% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding taxes, brokerage commissions, interest expense, litigation and
33	JOHN HANCOCK High Yield Municipal Bond Fund |

indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expired on September 30, 2024.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$66,287
Class C	5,083
Class I	55,043
Class	Expense reduction
Class R6	$4,415
Total	$130,828

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.41% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $64,957 and $5,067 for Class A and Class C shares, respectively, for the six months ended November 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $67,264 for the six months ended November 30, 2024. Of this amount, $8,977 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $58,287 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $1,135 and $222 for Class A and Class C shares, respectively.
| JOHN HANCOCK High Yield Municipal Bond Fund	34

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$162,393	$27,113
Class C	50,669	2,066
Class I	—	22,659
Class R6	—	198
Total	$213,062	$52,036
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,264,407	$23,162,157	4,985,163	$33,620,267
Distributions reinvested	379,937	2,695,694	689,743	4,617,226
Repurchased	(1,230,833)	(8,703,264)	(3,506,421)	(23,518,181)
Net increase	2,413,511	$17,154,587	2,168,485	$14,719,312
Class C shares
Sold	209,315	$1,488,012	538,083	$3,602,384
Distributions reinvested	25,383	180,103	50,870	340,428
Repurchased	(183,913)	(1,303,685)	(445,532)	(2,973,376)
Net increase	50,785	$364,430	143,421	$969,436
35	JOHN HANCOCK High Yield Municipal Bond Fund |

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,949,503	$35,106,838	9,531,294	$63,200,662
Distributions reinvested	320,690	2,278,739	424,641	2,856,806
Repurchased	(1,912,442)	(13,566,149)	(3,346,004)	(22,146,289)
Net increase	3,357,751	$23,819,428	6,609,931	$43,911,179
Class R6 shares
Sold	319,159	$2,269,602	580,877	$3,874,849
Distributions reinvested	27,087	192,611	50,346	337,625
Repurchased	(128,801)	(909,130)	(553,461)	(3,654,710)
Net increase	217,445	$1,553,083	77,762	$557,764
Total net increase	6,039,492	$42,891,528	8,999,599	$60,157,691
Affiliates of the fund owned 6% of shares of Class R6 on November 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $99,500,898 and $42,396,760, respectively, for the six months ended November 30, 2024.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5	$4,255,757	$44,186,485	$(48,443,168)	$956	$21	$79,711	—	$51
| JOHN HANCOCK High Yield Municipal Bond Fund	36

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
37	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	38

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board also noted that the fund outperformed its peer group median for the one-year period ended December 31, 2023 and underperformed for the three-, five- and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund
39	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	40

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
41	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	42

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089164	59SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Municipal Opportunities Fund
Fixed income
November 30, 2024

John Hancock
Municipal Opportunities Fund

2	Fund’s investments
54	Financial statements
57	Financial highlights
61	Notes to financial statements
68	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.4%				$1,311,992,715
(Cost $1,283,237,646)
Alabama 1.2%				15,611,720
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,068,053
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	506,531
City of Birmingham Birmingham Alabama Waterworks (A)	3.750	09-01-26	2,215,000	2,204,495
Southeast Alabama Gas Supply District Project No. 1, Series A	5.000	08-01-54	5,000,000	5,373,899
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	4,125,000	4,414,806
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (B)	4.852	05-01-53	2,000,000	2,043,936
Alaska 0.5%				6,219,187
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,176,753
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,400,000	1,491,807
Alaska Municipal Bond Bank Authority Series 4, AMT (C)	5.000	12-01-35	400,000	409,502
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,005,564
State of Alaska Series A, GO (D)	5.000	08-01-35	1,000,000	1,135,561
Arizona 2.2%				28,563,955
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	4.430	07-01-33	850,000	859,685
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.000	07-01-43	750,000	755,316
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,039,574
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	443,340
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,538,577
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,540,885
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,094,262
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	3,038,201
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-31	250,000	$249,363
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.500	09-01-32	960,000	994,166
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.750	09-01-45	975,000	1,001,319
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	523,924
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	606,043
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-40	1,400,000	1,567,596
Maricopa County Industrial Development Authority Legacy Cares Project (A)	2.100	07-01-26	550,000	536,763
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	4,000,000	3,948,602
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	1,009,598
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,774,613
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-34	500,000	521,787
Sierra Vista Industrial Development Authority Champion Schools Project (A)	5.375	06-15-34	330,000	335,111
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.000	06-15-44	550,000	558,354
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.300	06-15-54	1,110,000	1,121,324
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (C)	4.000	08-01-49	1,000,000	1,007,103
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (C)	4.000	08-01-54	500,000	498,449
Arkansas 1.0%				12,354,992
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	500,000	552,594
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (A)	7.375	07-01-48	2,500,000	2,794,681
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	513,704
3	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Arkansas (continued)
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	$262,027
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	526,408
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	528,642
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,255,000	1,320,018
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,311,763
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	1,000,000	1,044,706
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,127,456
Fayetteville School District No. 1 Construction Bonds, GO	4.000	02-01-50	1,870,000	1,859,566
Little Rock School District Construction Bonds, GO	3.000	02-01-28	520,000	513,427
California 5.9%				76,484,512
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,184,897
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	5,000,000	5,425,147
California Community Choice Financing Authority Clean Energy Project, Series B-1	4.000	02-01-52	15,000	15,262
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,590,089
California Community Choice Financing Authority Series D	5.500	05-01-54	3,500,000	3,743,285
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,000,131
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,015,000	4,194,788
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	191,778
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	145,231
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	2,500,000	2,522,766
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	$105,319
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	123,053
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	623,185
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	1,000,000	1,010,103
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,570,083
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	2,990,376
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	266,416
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.500	06-15-39	600,000	645,800
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	600,000	648,043
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	500,000	513,768
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,994,267
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,003,001
California Pollution Control Financing Authority Waste Management, Inc., Series B-1, AMT	3.000	11-01-25	1,000,000	992,195
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	512,222
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	511,801
California School Finance Authority John Adams Academies, Series A (A)	4.500	07-01-32	800,000	812,099
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,001,537
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,429,177
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,223,244
City of San Francisco Public Utilities Commission Water Revenue Regional and Local Water, Series A	5.250	11-01-48	3,275,000	3,705,872
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	900,000	1,019,088
5	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	425,000	$317,749
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,054,217
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,198,367
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,550,603
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,228,011
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,808,037
Newark Unified School District Series B, GO (C)	4.000	08-01-42	235,000	242,790
Palmdale Water District Public Financing Authority Series A (C)	4.000	10-01-53	300,000	301,804
Pismo Beach Public Financing Agency Public Safety Facility Project, Series A	4.000	12-01-49	1,000,000	1,010,600
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	641,667
San Bernardino Community College District Election of 2002, Series D, GO (E)	3.008	08-01-33	1,900,000	1,464,081
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO	4.250	08-01-52	7,500,000	7,667,700
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,015,000	2,192,075
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,046,685
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,574,906
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,507,833
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Series A	5.000	01-15-33	1,000,000	1,124,406
Sebastopol Union School District Series B, GO	5.000	08-01-48	555,000	613,787
State of California, GO	3.500	12-01-27	285,000	289,786
State of California, GO	3.650	12-01-28	300,000	305,863
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,595,000	2,629,522
Colorado 2.7%				34,941,371
Aerotropolis Regional Transportation Authority (A)	5.500	12-01-44	2,500,000	2,540,306
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Castle Oaks Metropolitan District No. 3, GO (C)	4.000	12-01-50	1,050,000	$1,005,286
City & County of Denver Airport System Revenue Series D, AMT	5.500	11-15-30	2,620,000	2,909,349
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,064,112
City of Boulder Water & Sewer Revenue	4.000	12-01-42	1,000,000	1,022,542
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,976,674
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,016,233
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-26	350,000	362,652
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-28	1,000,000	1,074,238
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-29	800,000	870,853
Colorado Health Facilities Authority Commonspirit Health, Series A	5.250	12-01-54	500,000	548,503
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	512,615
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,517,687
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,651,665
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,015,244
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	259,623
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	136,905
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	149,547
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	74,355
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	48,402
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	16,314
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-29	45,000	46,893
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-31	40,000	41,462
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	128,978
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	100,000	101,276
7	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	1,000,000	$1,041,623
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	500,000	526,778
Hunters Overlook Metropolitan District No. 5, GO (C)	4.250	12-01-54	1,000,000	993,306
Park Creek Metropolitan District Series A (C)	5.000	12-01-31	300,000	332,179
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	470,000	525,148
Park Creek Metropolitan District Series A (C)	5.000	12-01-33	425,000	473,836
Park Creek Metropolitan District Series A (C)	5.000	12-01-34	300,000	333,502
Park Creek Metropolitan District Series A (C)	5.000	12-01-35	300,000	332,307
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,458,444
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	1,155,000	1,221,259
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	475,000	430,816
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	400,000	348,024
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	80,000	81,238
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	500,000	497,940
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.250	12-01-54	1,000,000	996,823
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	5.000	12-01-39	600,000	662,536
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (E)	7.730	12-01-37	3,166,667	1,185,805
Wildwing Metropolitan District No. 5, GO (C)	4.500	12-01-53	400,000	408,093
Connecticut 1.1%				14,461,600
City of West Haven, GO (C)	5.000	02-15-37	100,000	110,405
City of West Haven, GO (C)	5.000	02-15-38	15,000	16,494
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	595,571
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	425,000	458,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	750,000	$762,314
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	1,500,000	1,502,666
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	354,111
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	3,500,000	3,544,424
State of Connecticut Series C, GO	4.000	06-01-39	185,000	189,387
State of Connecticut Series D, GO	5.000	09-15-30	650,000	727,760
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,435,000	1,463,469
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,064,072
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,062,369
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	1,022,764
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,587,594
Delaware 0.4%				5,204,323
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	770,000	813,907
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,902,592
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	487,824
District of Columbia 1.2%				15,805,755
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,107,835
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,734,920
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	36,991
District of Columbia Union Market Project, Series A (A)	5.125	06-01-34	5,000,000	5,096,521
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	324,562
9	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	$1,929,097
Washington Metropolitan Area Transit Authority Second Lien, Series A	5.000	07-15-49	150,000	163,430
Washington Metropolitan Area Transit Authority Second Lien, Series A	5.250	07-15-59	4,000,000	4,412,399
Florida 9.9%				128,713,638
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	250,000	233,680
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,054
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,500,000	1,516,351
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-34	780,000	802,153
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,017,392
City of Fort Lauderdale Series A	5.000	07-01-53	335,000	359,659
City of Jacksonville Series A	5.000	10-01-32	150,000	171,016
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,858,368
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-50	470,000	490,249
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,338,658
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,200,000	1,310,178
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,565,040
County of Lee Airport Revenue AMT	5.250	10-01-41	2,000,000	2,214,269
County of Lee Airport Revenue AMT	5.250	10-01-42	1,750,000	1,929,620
County of Lee Airport Revenue AMT (C)	5.250	10-01-43	1,000,000	1,100,685
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,761,396
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,284,937
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,418,040
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-33	3,000,000	$3,285,541
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,433,720
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,213,896
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,035,375
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	131,274
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	153,583
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	188,779
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	343,632
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,077,398
County of Palm Beach Airport System Revenue Series B, AMT	5.250	10-01-38	550,000	620,107
County of Palm Beach Airport System Revenue Series B, AMT	5.250	10-01-39	1,000,000	1,118,776
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	552,600
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	276,564
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,298,935
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,250,000	2,089,168
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,842,355
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	330,000	342,563
Florida Development Finance Corp. IPS Florida LLC (A)	5.250	06-15-29	700,000	709,431
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	339,627
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	659,096
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	6,250,000	6,317,718
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,088,357
11	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	$1,059,535
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,744,615
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	5.250	08-01-29	1,000,000	1,050,758
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	6.125	07-01-32	1,000,000	1,026,046
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	834,016
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	421,294
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	464,731
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	476,267
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	503,692
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	536,149
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	4.500	06-01-33	4,035,000	3,937,267
Florida Higher Educational Facilities Financial Authority Nova Southeastern University	5.000	04-01-30	890,000	905,608
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.125	12-01-54	2,400,000	2,325,540
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	1,036,458
Florida State Board of Governors University Athletics Association, Series A (C)	4.250	10-01-53	1,245,000	1,262,291
Florida State Board of Governors Florida International University Dormitory Revenue Series A (C)	3.000	07-01-35	2,140,000	1,998,723
Florida State Board of Governors University of Florida Research Revenue Series B	4.125	07-01-53	790,000	796,866
Halifax Hospital Medical Center Daytona Beach	5.250	06-01-54	1,500,000	1,635,699
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	1,500,000	1,538,414
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.250	10-01-41	1,200,000	1,344,156
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	2,007,071
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,658,044
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Lee County Industrial Development Authority Shell Point, Series C	5.000	11-15-44	3,445,000	$3,640,233
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,425,788
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	5,020,000	5,022,584
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,000,000	1,018,074
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	350,000	355,717
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	245,000	262,904
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,670,823
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,101,657
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,260,000	1,382,182
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,515,751
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,145,000	3,227,925
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	1,990,000	2,036,903
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,153,510
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	653,298
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	950,027
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	300,129
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,528,106
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,525,000	1,474,749
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	1,665,000	1,493,868
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	720,221
State Board of Administration Finance Corp. Series A	5.526	07-01-34	4,000,000	4,136,474
13	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	500,000	$502,741
Village Community Development District CDD No. 15 (A)	4.200	05-01-39	500,000	502,423
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	405,000	409,071
Georgia 3.6%				46,106,204
Athens Housing Authority University of Georgia Project	4.000	06-15-49	695,000	694,287
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	590,862
Athens-Clarke County Unified Government Development Authority University of Georgia West Precinct LLC	4.000	06-15-56	1,900,000	1,859,968
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	151,363
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	15,130
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,821,839
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,896,931
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,585,568
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	824,202
Development Authority for Fulton County Curran Street Residence Hall Project	5.000	06-15-56	3,000,000	3,226,038
Development Authority for Fulton County Curran Street Residence Hall Project	5.250	06-15-56	700,000	766,478
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,961,466
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,024,506
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	252,182
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	1,000,000	976,927
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (A)	5.000	04-01-37	1,500,000	1,532,886
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,268,787
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,375,000	$3,518,006
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,776,399
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,145,000	1,237,894
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	750,000	778,676
Main Street Natural Gas, Inc. Series A	5.000	05-01-54	1,500,000	1,621,424
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,934,459
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	803,673
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,148,774
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,170,015
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	385,000	385,168
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	265,000	282,296
Hawaii 0.3%				3,728,824
City & County Honolulu Wastewater System Revenue Series A (D)	5.000	07-01-36	500,000	577,889
City & County Honolulu Wastewater System Revenue Series A (D)	5.000	07-01-37	600,000	690,516
City & County Honolulu Wastewater System Revenue Series A (D)	5.000	07-01-38	1,250,000	1,436,004
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,024,415
Illinois 9.7%				126,174,841
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,423,245
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,625,799
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,154,760
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,075,789
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,860,011
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,046,897
Chicago Midway International Airport Series A, AMT	5.000	01-01-34	1,000,000	1,092,700
15	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	$548,600
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-39	2,030,000	2,175,128
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,535,111
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,562,689
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,500,000	2,733,761
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,731,600
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,225,050
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,050,318
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-38	1,000,000	1,126,186
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-39	250,000	280,296
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-44	1,000,000	1,098,243
City of Chicago Wastewater Transmission Revenue Series A (C)	5.250	01-01-48	200,000	217,743
City of Chicago Wastewater Transmission Revenue Series C	5.000	01-01-39	2,500,000	2,504,120
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,115,305
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,110,898
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	1,107,099
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,102,619
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	1,012,535
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,183,010
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	790,000	$858,777
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	800,647
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	785,000	867,818
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	895,000	997,111
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-39	325,000	358,346
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-40	450,000	493,494
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-41	250,000	272,558
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-42	625,000	678,798
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-43	550,000	594,611
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-44	410,000	441,291
County of Cook Series B	5.000	11-15-29	225,000	246,705
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	525,000	523,165
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	663,400
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,015,000	897,518
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	4.500	08-01-33	1,155,000	1,206,813
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	365,780
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	240,957
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	612,167
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (A)	7.250	09-01-52	1,000,000	1,121,645
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	1,250,000	1,467,168
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	667,397
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,086,969
17	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,505,000	$1,493,681
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,538,135
Lake County School District No. 38, GO	5.000	11-01-34	430,000	465,512
Lake County School District No. 38, GO	5.000	11-01-35	350,000	378,356
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	4.000	12-15-42	2,000,000	1,985,409
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series B	5.000	12-15-27	3,345,000	3,401,318
Metropolitan Water Reclamation District of Greater Chicago Series A, GO	4.000	12-01-51	4,635,000	4,521,658
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,060,218
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	1,057,660
Northern Illinois University Series B (C)	5.000	04-01-28	110,000	115,429
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	753,691
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,969,461
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	954,378
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,397,934
Sales Tax Securitization Corp. Series A (C)	5.000	01-01-37	1,000,000	1,072,097
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,362,032
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,229,788
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,459,874
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,537,752
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,679,712
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,304,224
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,429,333
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,608,689
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (C)	5.000	01-01-43	1,350,000	$1,459,359
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,868,243
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,091,002
State of Illinois Series A, GO	5.000	05-01-40	350,000	361,940
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,760,509
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,191,603
State of Illinois Series B, GO	5.000	05-01-40	500,000	551,197
State of Illinois Series B, GO	5.250	05-01-43	500,000	553,332
State of Illinois Series B, GO	5.250	05-01-44	500,000	551,359
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,979,137
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,815,662
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,063,829
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	625,000	611,611
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	4.000	12-01-42	200,000	197,776
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-38	330,000	359,423
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-40	270,000	291,396
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	5,790,000	5,701,482
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,826,993
Indiana 2.3%				29,297,828
City of Valparaiso Pratt Paper LLC Project, AMT (A)	4.875	01-01-44	500,000	515,458
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,930,442
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	1,670,919
19	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	$1,331,165
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	740,000	703,690
Indiana Finance Authority CWA Authority Project. Series 2024-A	5.000	10-01-40	500,000	563,487
Indiana Finance Authority Hendricks Regional Health	4.250	03-01-49	3,850,000	3,826,512
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,315,000	1,425,995
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,295,490
Indiana Finance Authority Hendricks Regional Health	5.250	03-01-54	3,125,000	3,415,320
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,031,406
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,165,000	547,772
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,179,618
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	501,520
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	849,430
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	872,173
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	353,210
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,183,739
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	330,951
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	645,872
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	205,000	221,411
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	790,000	796,826
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	$282,741
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	312,664
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	228,598
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-34	245,000	281,419
Iowa 0.6%				7,453,884
City of Johnston Certificates of Participation, Series B, GO	3.000	06-01-38	25,000	23,165
County of Polk Series A, GO	3.000	06-01-34	2,245,000	2,130,472
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	540,118
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	565,818
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,188,936
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,049,406
Rock Valley Community School District, GO (C)	4.000	06-01-44	955,000	955,969
Kansas 0.5%				6,653,377
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	535,000	531,387
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,563,150
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,357,285
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,200,000	1,201,555
Kentucky 1.3%				16,968,355
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,526,285
County of Trimble Louisville Gas and Electric Company Project, Series A, AMT	1.300	09-01-44	2,500,000	2,305,161
Eastern Kentucky University Series A	5.000	04-01-27	480,000	500,897
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	317,824
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	589,213
21	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Kentucky (continued)
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	$810,780
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,466,623
Kenton County Airport Board Series A, AMT	5.250	01-01-40	1,200,000	1,327,212
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	395,000	370,112
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,252,543
Louisville Water Company Water System Revenue	3.000	11-15-35	2,500,000	2,342,647
University of Kentucky Healthcare Cancer Center Parking Project	4.125	10-01-54	1,000,000	990,646
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,168,412
Louisiana 1.8%				22,706,004
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	3,500,000	3,587,324
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	693,536
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	4,724,692
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,085,000	4,985,946
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,549,106
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,031,507
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	275,000	292,828
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,574,553
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	722,796
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	245,000	247,560
St. James Parish NuStar Logistics LP Project (A)	5.850	08-01-41	1,000,000	1,009,778
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	22

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	$1,286,378
Maine 0.1%				963,983
City of Lewiston, GO	5.000	03-15-32	860,000	963,983
Maryland 1.6%				21,285,013
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,060,786
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	575,000	617,236
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,036,441
County of Prince George’s Series A, GO	5.000	08-01-44	6,945,000	7,846,734
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,109,872
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	551,493
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	555,655
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	525,615
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,278,690
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	892,075
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,955,000	4,810,416
Massachusetts 3.7%				48,500,079
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,303,812
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,700,000	2,831,104
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-51	2,455,000	2,454,327
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,165,000	3,166,729
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	540,000	537,440
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	2,000,000	2,154,577
23	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	150,000	$154,119
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,095,815
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	800,000	819,565
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,509,480
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	865,000	934,290
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	774,167
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	1,103,952
Massachusetts Development Finance Agency Middlesex School	5.000	07-01-34	1,050,000	1,207,943
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-37	2,000,000	2,035,945
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	560,000	562,101
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-32	620,000	637,075
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	4,000,000	4,054,027
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,160,201
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	78,104
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	8,055,000	8,435,034
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	449,026
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-29	200,000	218,020
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-30	200,000	221,377
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-31	200,000	224,341
Massachusetts Municipal Wholesale Electric Company Cotton Solar Project, Series A	5.000	07-01-32	125,000	141,857
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,041,413
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,029,007
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	400,000	427,928
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	24

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Northeast Metropolitan Regional Vocational School District, GO	4.000	05-15-54	3,325,000	$3,336,634
Town of Watertown, GO	4.000	06-15-47	1,390,000	1,400,669
Michigan 1.8%				23,704,530
City of Detroit, GO	5.000	04-01-26	660,000	673,327
City of Detroit, GO	5.000	04-01-30	800,000	868,614
City of Detroit, GO	5.500	04-01-32	295,000	323,487
City of Detroit, GO	5.500	04-01-33	470,000	513,926
City of Detroit, GO	5.500	04-01-34	330,000	360,228
City of Detroit, GO	5.500	04-01-39	1,290,000	1,389,834
City of Grand Rapids, GO	5.000	04-01-46	1,060,000	1,156,788
Detroit City School District School Building and Site Improvement, Series A, GO (C)	5.250	05-01-32	1,100,000	1,241,090
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,285,000	1,450,456
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	794,465
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,092,834
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	538,995
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,124,298
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,114,796
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	477,212
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	515,000	454,188
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,200,000	1,204,958
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,624,908
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	810,000	789,310
Oakland University Series B	5.000	03-01-34	615,000	684,387
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	2,750,000	2,826,429
Minnesota 0.3%				3,586,949
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	223,450
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	609,704
25	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota (continued)
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	$414,174
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	1,740,000	1,691,737
Minnesota Housing Finance Agency Series A	2.950	02-01-46	747,681	647,884
Mississippi 0.3%				4,503,583
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,043,552
Mississippi Development Bank Magnolia Regional Health Center Project (A)	4.000	10-01-41	1,000,000	843,221
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	1,395,000	1,570,744
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,046,066
Missouri 1.5%				20,072,603
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (C)	5.000	04-15-37	335,000	376,949
City of Kansas City Water Revenue Series A	3.500	12-01-37	3,580,000	3,488,037
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	254,341
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,127,843
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,385,000	1,390,716
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,100,000	2,141,133
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	85,000	85,604
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,000,000	1,067,757
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	1,250,000	1,342,374
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,109,405
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,260,656
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	26

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	$809,156
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,119,799
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	565,754
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	820,294
Riverview Gardens School District, GO	6.000	04-01-44	185,000	208,141
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (A)	5.000	09-01-38	1,900,000	1,899,928
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	5.000	10-01-33	1,000,000	1,004,716
Montana 0.3%				3,446,590
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,054,668
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	391,922
Nebraska 1.1%				14,182,469
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	895,000	961,013
Omaha Airport Authority Airport Facilities, AMT (C)(D)	5.000	12-15-36	2,000,000	2,199,079
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,547,341
Omaha Public Power District Series C (D)	5.000	02-01-54	5,000,000	5,475,036
Nevada 1.1%				14,013,282
Clark County School District Series A, GO	4.000	06-15-43	10,000	9,965
Clark County School District Series A, GO	4.000	06-15-44	3,000,000	2,958,762
County of Clark	5.000	07-01-35	180,000	205,222
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,025,144
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	786,762
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,507,513
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,068,238
27	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nevada (continued)
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-37	300,000	$335,231
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-38	1,025,000	1,140,850
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-39	400,000	442,787
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-40	400,000	440,634
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,150,000	2,092,174
New Hampshire 0.6%				7,408,220
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.375	04-01-49	200,000	206,339
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-43	190,000	201,491
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., AMT, Series A	5.500	04-01-54	300,000	309,463
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	1,500,000	1,293,905
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	931,877
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	10,000	9,174
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	222,761
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.750	07-01-40	145,000	125,224
New Hampshire Health & Education Facilities Authority Catholic Medical Center	5.000	07-01-37	50,000	50,795
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	500,000	502,841
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,554,350
New Jersey 2.0%				26,304,781
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-40	750,000	838,483
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-41	500,000	555,441
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	28

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-40	840,000	$939,101
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-41	860,000	955,359
County of Somerset Series A & C, GO	3.000	07-15-30	250,000	249,404
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,720,656
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,025,900
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,265,000	2,416,446
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	1,000,000	1,163,232
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,158,876
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,150,187
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,307,342
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,315,000	1,369,624
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	553,542
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,417,696
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,836,406
New Jersey Transportation Trust Fund Authority Series C (C)(E)	3.410	12-15-31	750,000	590,280
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,087,745
State of New Jersey, GO	2.000	06-01-29	1,795,000	1,653,256
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,305,000	2,315,805
New Mexico 0.1%				1,055,634
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,030,666
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,968
29	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York 4.9%				$63,315,977
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	619,045
Battery Park City Authority Series A	5.000	11-01-49	15,000	16,046
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,049,323
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	2,086,624
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	250,000	230,775
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	255,000	221,215
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,358,872
City of New York Series F-1, GO	5.000	03-01-50	1,395,000	1,490,150
City of Yonkers Series F, GO (C)	5.000	11-15-28	205,000	223,483
City of Yonkers Series F, GO (C)	5.000	11-15-30	80,000	90,225
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	343,032
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	289,416
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	462,405
City of Yonkers Series G, GO (C)	5.000	11-15-31	10,000	11,434
County of Nassau Series B, GO (C)	5.000	07-01-37	635,000	675,523
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,000,000	1,933,335
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	228,854
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	284,976
Dutchess County Local Development Corp. Nuvance Health Issue, Series B (C)	4.000	07-01-49	1,000,000	964,797
Hempstead Town Local Development Corp. Hofstra University Project	5.000	07-01-47	1,490,000	1,528,781
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	2,000,000	1,977,163
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	2,005,912
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	515,492
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	30

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	$385,415
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-54	250,000	271,618
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	5.000	03-01-28	350,000	373,239
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	750,000	756,963
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,964,896
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	515,049
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,057,170
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	330,000	336,518
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	250,545
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	326,604
New York City Transitional Finance Authority Series A-1	5.000	11-01-39	990,000	1,138,546
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	1,710,000	1,758,831
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	2,500,000	2,502,047
New York Power Authority Series A	4.000	11-15-45	400,000	399,984
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,371,111
New York State Dormitory Authority Series A	5.000	03-15-44	750,000	830,284
New York State Dormitory Authority Series A	5.250	03-15-52	500,000	555,515
New York State Dormitory Authority Series D	4.000	02-15-39	2,450,000	2,497,658
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	374,213
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	755,876
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-38	1,000,000	1,125,375
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-39	1,000,000	1,121,885
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	3,565,544
31	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	$511,471
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,952,008
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	80,000	78,197
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,957,135
New York Transportation Development Corp. John F. Kennedy International Airport Project, AMT	5.000	06-30-60	1,000,000	1,026,633
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,000,000	1,000,000
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,115,488
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	427,945
Onondaga Civic Development Corp. Crouse Health Hospital, Inc.	5.375	08-01-54	1,000,000	924,599
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,040,601
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	114,489
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	522,254
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	430,000	425,803
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	400,000	424,808
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,496,809
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,455,973
North Carolina 0.6%				7,747,468
City of Charlotte Airport Revenue Series A	4.000	07-01-51	15,000	14,877
County of Dare	5.000	06-01-41	250,000	283,403
County of Dare	5.000	06-01-42	250,000	282,266
County of Dare	5.000	06-01-43	275,000	309,236
County of Dare	5.000	06-01-44	250,000	279,385
County of Durham Series A	5.000	06-01-41	1,000,000	1,131,871
County of Macon	4.000	10-01-44	350,000	353,350
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	32

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	980,000	$1,079,056
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-31	20,000	21,743
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,260,000	1,315,860
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	410,957
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	115,000	115,360
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,150,104
North Dakota 0.3%				4,005,678
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,627,115
City of Bismarck Series T, GO	3.000	05-01-34	565,000	549,915
City of Bismarck Series T, GO	3.000	05-01-35	315,000	304,816
City of Bismarck Series T, GO	3.000	05-01-36	330,000	317,116
City of Bismarck Series T, GO	3.000	05-01-37	200,000	190,846
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	732,916
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	265,000	282,954
Ohio 2.1%				27,711,114
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	861,775
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	908,904
City of Cleveland Series A, GO	5.000	12-01-44	550,000	604,593
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,087,535
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	905,000	863,839
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	1,000,000	1,001,788
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	856,379
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	927,482
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	732,363
33	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	$770,256
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	528,745
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	529,234
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,111,148
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	524,530
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	1,123,459
County of Montgomery Solvita Project	5.000	09-01-38	1,070,000	1,173,875
County of Montgomery Solvita Project	5.250	09-01-40	360,000	398,260
County of Montgomery Solvita Project	5.250	09-01-42	360,000	394,812
County of Montgomery Solvita Project	5.250	09-01-43	400,000	436,897
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	525,592
Cuyahoga Falls City School District Certificates of Participation (C)	5.000	12-01-38	325,000	344,008
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	3,550,000	3,642,802
Miami University Series A	5.000	09-01-33	1,055,000	1,181,867
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,015,459
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,067,581
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	750,998
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	687,852
State of Ohio Portsmouth Bypass Project, AMT (C)	5.000	12-31-35	650,000	653,872
University of Cincinnati Series A	5.000	06-01-44	5,000	5,209
Oklahoma 0.9%				11,696,808
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	863,387
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,091,038
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	34

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	$1,880,919
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,208,429
Oklahoma Water Resources Board Clean Water Program	5.000	04-01-39	115,000	131,382
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	523,565
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	1,475,000	1,483,097
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,040,000	988,199
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,020,597
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	500,000	506,195
Oregon 0.8%				10,105,981
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-54	1,200,000	1,283,463
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,305,420
City of Newport Series B, GO (C)(E)	3.161	06-01-27	190,000	175,581
Oregon State University Series C (D)	5.000	04-01-45	1,250,000	1,344,569
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	1,070,000	1,087,539
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	2,002,214
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	190,000	189,024
Salem-Keizer School District No. 24J, GO (E)	3.451	06-15-29	1,105,000	945,168
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	30,000	31,315
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	194,656
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	1,023,595
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	523,437
Pennsylvania 4.0%				51,385,473
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-42	1,250,000	1,375,090
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	1,000,000	1,095,974
35	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	$714,691
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,140,000	3,271,118
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	518,000	515,091
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,500,000	3,260,859
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,176,445
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,020,887
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,345,000	1,322,937
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,221,290
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	545,000	534,501
County of Lackawanna, GO (C)	4.000	09-15-35	450,000	451,093
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	210,153
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,050,000	1,097,391
Doylestown Hospital Authority (A)	5.375	07-01-39	1,500,000	1,643,271
Greater Greensburg Sewer Authority Series A (C)	5.000	03-15-30	20,000	21,834
Greater Greensburg Sewer Authority Series B (C)	5.000	03-15-33	75,000	84,593
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	195,000	220,304
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	575,000	578,818
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,420,000	1,425,571
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,649,007
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,130,084
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,497,264
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	36

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	450,000	$458,544
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,000,000	1,019,120
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,500,000	2,667,671
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-44	1,880,000	2,077,170
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-2 (D)	4.375	11-01-54	1,000,000	999,026
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,060,100
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	276,025
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	280,392
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	283,821
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	287,261
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	286,059
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	150,000	171,021
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	284,199
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,630,072
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,268,545
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	672,344
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,191,434
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	205,000	204,189
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,072,413
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,530,000	1,690,470
37	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (C)	5.000	02-01-34	1,895,000	$2,096,612
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	1,530,000	1,621,491
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-29	250,000	269,228
Puerto Rico 1.2%				16,047,601
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (E)	2.543	11-01-43	8,982,646	5,546,784
Puerto Rico Commonwealth Series A, GO (E)	4.325	07-01-33	109,001	75,388
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	84,360
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	75,266
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	64,105
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	85,479
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	87,978
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	47,101	47,628
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,799
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	99,213
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	99,559
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	3.892	07-01-31	2,989,000	2,316,291
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,006,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (E)	5.321	07-01-51	1,400,000	345,847
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.550	07-01-40	5,000,000	5,015,592
Rhode Island 0.8%				10,151,834
Providence Public Building Authority Capital Improvement Program, Series A (C)	5.250	09-15-43	1,000,000	1,113,140
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-40	1,835,000	2,040,335
Rhode Island Health and Educational Building Corp. Bryant University	5.000	06-01-48	1,000,000	1,084,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	38

	Rate (%)	Maturity date	Par value^	Value
Rhode Island (continued)
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,350,000	$1,458,014
Rhode Island Health and Educational Building Corp. Town of Middleton, Series F	4.125	05-15-54	750,000	751,188
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	290,000	293,720
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	400,000	405,988
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,195,069
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.250	09-15-42	200,000	221,155
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,585,000	1,588,311
South Carolina 2.6%				33,714,245
Charleston County Airport District Series A, AMT	5.250	07-01-41	700,000	774,025
Charleston County Airport District Series A, AMT	5.250	07-01-42	1,000,000	1,102,189
Charleston County Airport District Series A, AMT	5.250	07-01-43	1,215,000	1,334,801
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,000,000	1,096,017
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	35,000	40,422
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	287,837
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	344,165
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	730,000	799,019
Corp. ForGreer City Improvement Projects, Series A	4.000	09-01-45	1,465,000	1,469,550
Corp. ForGreer City Improvement Projects, Series A	4.125	09-01-49	595,000	599,738
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	750,000	770,104
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-43	350,000	354,741
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	1,264,407
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.375	09-01-54	135,000	137,626
39	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	$3,277,083
Richland County School District No. 1 Series C, GO	3.000	03-01-26	1,500,000	1,492,610
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,107,560
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	854,858
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	1,075,916
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	127,222
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.500	06-01-51	4,000,000	600,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	4.500	11-01-54	3,150,000	3,202,744
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-41	2,500,000	2,831,706
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-34	1,350,000	1,440,365
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	2,500,000	2,568,864
South Carolina Public Service Authority Santee Cooper, Series B (C)	5.000	12-01-54	1,700,000	1,825,918
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,583,784
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	300,579
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	251,154
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	649,241
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	40

	Rate (%)	Maturity date	Par value^	Value
Tennessee 2.9%				$36,916,782
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	517,321
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	515,608
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	366,704
Cleveland Health & Educational Facilities Board Hamilton Health Care System, Inc. Project, Series A	4.250	08-15-54	2,700,000	2,713,047
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	800,000	931,446
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	2,000,000	2,364,991
Industrial Development Board of The City of Kingsport Domtar Project, AMT (A)	5.250	12-01-54	3,850,000	3,899,114
Johnson City Health & Educational Facilities Board Ballad Health, Series A	5.000	07-01-34	1,415,000	1,565,198
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,661,980
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-51	985,000	955,779
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,510,046
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,133,411
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,229,002
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,100,041
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-44	3,000,000	3,033,588
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,729,276
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,736,782
41	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	$945,352
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,008,096
Texas 9.2%				118,505,494
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	122,636
Arlington Higher Education Finance Corp. Leadership Prep School	4.125	06-15-54	450,000	448,784
Arlington Higher Education Finance Corp. Leadership Prep School	4.250	06-15-59	1,000,000	1,012,600
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	162,010
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	140,904
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	109,768
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	133,015
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	133,066
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,076,839
Bexar County Hospital District CTFS Obligated, GO	5.000	02-15-48	1,000,000	1,079,344
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	12.000	06-01-43	1,900,000	1,905,432
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	317,437
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	505,494
Central Texas Turnpike System Second Tier, Series C	5.000	08-15-38	1,000,000	1,121,213
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	120,000	119,463
City of Beaumont Series 2 (C)	4.000	09-01-47	500,000	491,424
City of Denton, GO	4.000	02-15-49	895,000	883,834
City of Denton, GO	5.000	02-15-43	1,425,000	1,442,712
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,660,505
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	1,041,499
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT (D)	5.250	07-15-34	5,000,000	5,351,472
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	42

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT (D)	5.500	07-15-38	1,000,000	$1,081,528
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,538,922
City of Hutto, GO (C)	4.125	08-01-49	1,000,000	993,122
City of Hutto, GO (C)	4.250	08-01-54	1,475,000	1,482,270
City of Pearland Series C, GO	5.000	09-01-44	850,000	944,660
City of San Antonio Electric and Gas Revenue, Series B	5.000	02-01-54	1,000,000	1,084,467
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,731,256
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	787,001
Clifton Higher Education Finance Corp. International Leadership of Texas	4.000	08-15-42	1,000,000	1,008,976
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	1,002,898
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-39	1,000,000	1,109,926
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,524,411
Comal Independent School District, GO	3.000	02-15-40	1,000,000	931,136
County of Fort Bend, GO	5.250	03-01-53	900,000	985,338
County of Harris Toll Road Revenue Series A	4.000	08-15-49	2,900,000	2,884,183
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	300,000	303,776
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	103,255
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-27	950,000	1,005,362
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,173,468
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	470,000	464,527
Fort Bend Independent School District Series A, GO	4.000	08-15-49	1,175,000	1,178,862
Frisco Independent School District, GO	4.000	02-15-54	615,000	608,309
Gulf Coast Authority Series B	5.000	10-01-32	450,000	512,074
Gulf Coast Authority Series B	5.000	10-01-33	520,000	596,069
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,032,721
43	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	430,000	$430,000
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-32	1,700,000	1,614,195
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-34	1,950,000	1,806,973
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-36	1,945,000	1,758,730
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-38	1,940,000	1,714,704
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-35	1,000,000	934,109
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-37	1,115,000	1,017,707
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-35	1,375,000	1,301,592
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-33	1,130,000	1,085,993
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-33	1,490,000	1,430,886
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-35	1,130,000	1,069,672
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	620,152
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	740,000	765,807
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	756,395
Harris County Municipal Utility District No. 503, GO (C)	3.250	09-01-34	310,000	294,705
Highway 380 Municipal Management District No. 1, GO (C)	3.000	05-01-37	1,105,000	1,001,041
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	195,000	189,517
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,030,094
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,161
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,905,000	1,906,422
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,115,000	2,111,360
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	44

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	335,000	$354,644
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	350,000	369,846
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	750,000	793,180
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	25,000	26,665
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	230,000	252,048
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,088,803
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	760,000	778,452
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,080,177
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	2,200,000	1,779,379
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	2,200,000	2,050,371
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.000	01-01-39	750,000	779,431
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	2,000,000	2,043,950
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	1,750,000	1,856,081
Prosper Independent School District, GO	4.000	02-15-52	25,000	24,986
Spring Independent School District School Building, GO	5.000	08-15-42	45,000	45,970
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,474,019
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	674,635
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,091,758
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,000,000	3,044,337
Tarrant Regional Water District Water Supply System Revenue	4.000	03-01-54	1,195,000	1,149,087
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	941,396
Texas Municipal Gas Acquisition & Supply Corp. IV Series B	5.500	01-01-54	10,000,000	11,256,661
45	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	$2,713,724
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,500,000	1,632,921
Texas Tech University System Series A	5.000	02-15-34	5,000	5,745
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,383,125
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	536,348
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	984,572
Utah 0.7%				9,332,394
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,139,102
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,112,015
University of Utah Series B	5.250	08-01-48	1,015,000	1,134,923
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	990,473
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,128,697
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	404,518
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,185,516
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	248,387
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	106,877
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	108,641
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	110,284
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	111,739
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	30,000	33,905
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	46

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	$517,317
Vermont 0.4%				4,639,129
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	492,021
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	566,658
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	2,515,000	2,529,109
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	5.000	11-01-52	970,000	1,051,341
Virgin Islands 0.7%				8,536,727
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,521,704
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,933,790
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	2,081,233
Virginia 2.6%				34,023,698
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,726,895
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,082,011
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,012,608
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,092,373
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-34	1,600,000	1,834,142
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-35	1,900,000	2,169,352
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-36	1,395,000	1,587,081
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-37	1,250,000	1,417,314
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-38	1,000,000	1,131,323
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,822,888
47	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	$1,556,566
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,016,161
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,024,269
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,720,411
Virginia College Building Authority Higher Education Financing, Series C	3.000	09-01-34	20,000	19,532
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	3,169,545
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	680,972
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	138,484
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	821,849
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	3,008,554
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	45,000	43,978
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	960,117
Williamsburg Economic Development Authority William & Mary Project, Series A (C)	4.375	07-01-63	1,000,000	1,011,758
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	975,515
Washington 2.4%				31,250,953
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	705,000	724,252
City of Tacoma Series B, GO	3.000	12-01-34	2,275,000	2,187,551
Clark County Public Utility District No. 1 Electric Revenue	5.000	01-01-40	750,000	842,134
Clark County Public Utility District No. 1 Electric Revenue	5.000	01-01-41	550,000	614,814
County of King Sewer Revenue	5.000	07-01-49	1,950,000	2,008,991
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,099,957
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	48

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)(D)	5.000	12-01-32	200,000	$223,103
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)(D)	5.000	12-01-34	1,245,000	1,406,411
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,675,316
Port of Seattle Series B, AMT	5.250	07-01-39	9,585,000	10,650,777
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,549,241
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	332,270
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	364,157
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	532,729
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	164,050
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	217,916
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,224,547
Three Rivers Regional Wastewater Authority (C)	4.000	09-01-43	900,000	904,974
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	947,325	888,993
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (A)	4.500	07-01-30	2,535,000	2,536,803
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.125	07-01-53	1,000,000	1,101,967
West Virginia 0.7%				9,013,413
County of Ohio The Highlands Project	5.000	06-01-33	400,000	424,681
County of Ohio The Highlands Project	5.250	06-01-44	750,000	788,621
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	729,173
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,222,283
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,201,023
49	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
West Virginia (continued)
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	$1,030,474
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	1,635,000	1,617,158
Wisconsin 2.5%				32,508,293
County of Milwaukee Series B, GO	0.050	08-01-38	735,000	423,443
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	403,453
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	487,996
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	484,035
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	217,040
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,590,000	2,508,443
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	445,000	425,266
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	50,000	52,455
Public Finance Authority CHF Manoa LLC, Series A (A)	5.250	07-01-38	1,000,000	1,091,431
Public Finance Authority CHF Manoa LLC, Series A (A)	5.500	07-01-43	1,000,000	1,086,729
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,529,326
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,401,209
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.000	05-15-29	2,000,000	2,030,356
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-42	2,610,000	2,632,361
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	500,000	433,539
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,042,647
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,955,925
State of Wisconsin Series 1, GO (D)	5.000	05-01-33	1,900,000	2,178,595
State of Wisconsin Series 1, GO (D)	5.000	05-01-34	1,625,000	1,883,099
State of Wisconsin Series 1, GO (D)	5.000	05-01-35	1,000,000	1,168,923
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	50

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	$882,351
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	1,080,661
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	187,170
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	450,000	326,318
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	15,000	15,208
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	942,153
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,186,754
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,099
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	1,000,000	1,001,308
Wyoming 0.4%				4,905,567

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	5,220,000	4,905,567
Corporate bonds 0.0%				$723,703
(Cost $1,000,000)
Industrials 0.0%				723,703
Construction and engineering 0.0%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	1,000,000	723,703

	Shares	Value
Closed-end funds 0.3%		$3,403,250
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	783,750
BlackRock MuniYield Fund, Inc.	125,000	1,430,000
PIMCO Municipal Income Fund III	150,000	1,189,500

51	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.2%			$2,520,090
(Cost $2,520,088)
Short-term funds 0.2%
John Hancock Collateral Trust (G)	4.4849(H)	251,941	2,520,090

Total investments (Cost $1,289,976,878) 101.9%			$1,318,639,758
Other assets and liabilities, net (1.9%)			(24,523,392)
Total net assets 100.0%			$1,294,116,366

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $1,288,565,372. Net unrealized appreciation aggregated to $30,074,386, of which $37,254,602 related to gross unrealized appreciation and $7,180,216 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	5.1
Assured Guaranty Municipal Corp.	4.5
Assured Guaranty Corp.	1.5
National Public Finance Guarantee Corp.	0.2
California Mortgage Insurance	0.1
TOTAL	11.4
The fund had the following portfolio composition as a percentage of total investments on 11-30-24:
General obligation bonds	16.2%
Revenue bonds	83.3%
Other revenue	20.2%
Health care	19.0%
Education	9.6%
Airport	8.6%
Development	7.6%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	52

Utilities	5.0%
Water and sewer	4.4%
Transportation	3.9%
Housing	2.3%
Pollution	1.5%
Tobacco	0.8%
Facilities	0.4%
Closed-end funds	0.3%
Short-term investments	0.2%
TOTAL	100.0%
53	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,287,456,790)	$1,316,119,668
Affiliated investments, at value (Cost $2,520,088)	2,520,090
Total investments, at value (Cost $1,289,976,878)	1,318,639,758
Dividends and interest receivable	17,106,298
Receivable for fund shares sold	868,592
Receivable from affiliates	1,649
Other assets	140,449
Total assets	1,336,756,746
Liabilities
Distributions payable	95,047
Payable for investments purchased	6,358,162
Payable for delayed-delivery securities purchased	34,958,492
Payable for fund shares repurchased	1,000,338
Payable to affiliates
Accounting and legal services fees	40,700
Transfer agent fees	94,488
Distribution and service fees	6,365
Trustees’ fees	1,230
Other liabilities and accrued expenses	85,558
Total liabilities	42,640,380
Net assets	$1,294,116,366
Net assets consist of
Paid-in capital	$1,284,614,675
Total distributable earnings (loss)	9,501,691
Net assets	$1,294,116,366

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($579,197,900 ÷ 63,310,861 shares)[1]	$9.15
Class C ($7,748,012 ÷ 847,023 shares)[1]	$9.15
Class I ($528,396,053 ÷ 57,665,917 shares)	$9.16
Class R6 ($178,774,401 ÷ 19,505,368 shares)	$9.17
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	54

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$26,857,604
Dividends from affiliated investments	153,861
Dividends	92,075
Total investment income	27,103,540
Expenses
Investment management fees	2,864,128
Distribution and service fees	731,858
Accounting and legal services fees	115,257
Transfer agent fees	220,327
Trustees’ fees	12,729
Custodian fees	69,723
State registration fees	58,784
Printing and postage	21,355
Professional fees	46,443
Other	33,423
Total expenses	4,174,027
Less expense reductions	(356,690)
Net expenses	3,817,337
Net investment income	23,286,203
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	889,381
Affiliated investments	2,303
891,684
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	30,439,046
Affiliated investments	2
30,439,048
Net realized and unrealized gain	31,330,732
Increase in net assets from operations	$54,616,935
55	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$23,286,203	$36,046,554
Net realized gain (loss)	891,684	(13,985,438)
Change in net unrealized appreciation (depreciation)	30,439,048	12,820,832
Increase in net assets resulting from operations	54,616,935	34,881,948
Distributions to shareholders
From earnings
Class A	(9,371,587)	(16,373,521)
Class C	(100,776)	(210,608)
Class I	(8,533,026)	(13,552,031)
Class R6	(2,981,588)	(4,794,549)
Total distributions	(20,986,977)	(34,930,709)
From fund share transactions	127,121,853	219,709,297
Total increase	160,751,811	219,660,536
Net assets
Beginning of period	1,133,364,555	913,704,019
End of period	$1,294,116,366	$1,133,364,555
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	56

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.89	$8.87	$9.19	$10.14	$9.55	$9.83
Net investment income[2]	0.17	0.31	0.28	0.25	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.24	0.01	(0.32)	(0.93)	0.60	(0.28)
Total from investment operations	0.41	0.32	(0.04)	(0.68)	0.87	0.01
Less distributions
From net investment income	(0.15)	(0.30)	(0.28)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$9.15	$8.89	$8.87	$9.19	$10.14	$9.55
Total return (%)[3,4]	4.68[5]	3.64	(0.44)	(6.94)	9.34	0.09
Ratios and supplemental data
Net assets, end of period (in millions)	$579	$528	$454	$399	$450	$417
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.82	0.88	0.91	0.93	0.93
Expenses including reductions	0.71[6]	0.71	0.74	0.80	0.82	0.82
Net investment income	3.76[6]	3.45	3.14	2.55	2.75	2.97
Portfolio turnover (%)	17	50	38	32	20	54

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
57	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.89	$8.87	$9.19	$10.14	$9.55	$9.83
Net investment income[2]	0.14	0.24	0.21	0.18	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.24	0.01	(0.32)	(0.93)	0.60	(0.28)
Total from investment operations	0.38	0.25	(0.11)	(0.75)	0.80	(0.06)
Less distributions
From net investment income	(0.12)	(0.23)	(0.21)	(0.20)	(0.21)	(0.22)
Net asset value, end of period	$9.15	$8.89	$8.87	$9.19	$10.14	$9.55
Total return (%)[3,4]	4.29[5]	2.86	(1.18)	(7.55)	8.42	(0.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$8	$9	$12	$15	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57[6]	1.57	1.63	1.66	1.68	1.68
Expenses including reductions	1.46[6]	1.46	1.49	1.55	1.57	1.57
Net investment income	3.01[6]	2.70	2.37	1.80	2.02	2.23
Portfolio turnover (%)	17	50	38	32	20	54

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	58

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.90	$8.88	$9.21	$10.16	$9.57	$9.84
Net investment income[2]	0.18	0.32	0.30	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.24	0.01	(0.34)	(0.93)	0.60	(0.27)
Total from investment operations	0.42	0.33	(0.04)	(0.67)	0.89	0.04
Less distributions
From net investment income	(0.16)	(0.31)	(0.29)	(0.28)	(0.30)	(0.31)
Net asset value, end of period	$9.16	$8.90	$8.88	$9.21	$10.16	$9.57
Total return (%)[3]	4.75[4]	3.79	(0.39)	(6.69)	9.38	0.35
Ratios and supplemental data
Net assets, end of period (in millions)	$528	$442	$333	$87	$18	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[5]	0.57	0.63	0.66	0.68	0.68
Expenses including reductions	0.56[5]	0.56	0.59	0.65	0.67	0.67
Net investment income	3.91[5]	3.60	3.32	2.72	2.90	3.13
Portfolio turnover (%)	17	50	38	32	20	54

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
59	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$8.91	$8.88	$9.21	$10.16	$9.57	$9.85
Net investment income[2]	0.18	0.32	0.30	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.24	0.02	(0.34)	(0.93)	0.60	(0.28)
Total from investment operations	0.42	0.34	(0.04)	(0.66)	0.89	0.03
Less distributions
From net investment income	(0.16)	(0.31)	(0.29)	(0.29)	(0.30)	(0.31)
Net asset value, end of period	$9.17	$8.91	$8.88	$9.21	$10.16	$9.57
Total return (%)[3]	4.77[4]	3.92	(0.37)	(6.66)	9.42	0.28
Ratios and supplemental data
Net assets, end of period (in millions)	$179	$156	$118	$37	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54[5]	0.56	0.61	0.63	0.65	0.65
Expenses including reductions	0.52[5]	0.55	0.58	0.62	0.64	0.64
Net investment income	3.94[5]	3.61	3.33	2.73	2.92	3.14
Portfolio turnover (%)	17	50	38	32	20	54

[1]	Six months ended 11-30-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	60

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
61	JOHN HANCOCK Municipal Opportunities Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$1,311,992,715	—	$1,311,992,715	—
Corporate bonds	723,703	—	723,703	—
Closed-end funds	3,403,250	$3,403,250	—	—
Short-term investments	2,520,090	2,520,090	—	—
Total investments in securities	$1,318,639,758	$5,923,340	$1,312,716,418	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Municipal Opportunities Fund	62

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2024 were $4,949.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $10,776,764 and a long-term capital loss carryforward of $13,358,678 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
63	JOHN HANCOCK Municipal Opportunities Fund |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the expense limitation was 0.55% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
| JOHN HANCOCK Municipal Opportunities Fund	64

Class	Expense reduction
Class A	$34,376
Class C	473
Class I	30,214
Class	Expense reduction
Class R6	$10,393
Total	$75,456
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.46% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $277,398 and $3,836 for Class A and Class C shares, respectively, for the six months ended November 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $145,799 for the six months ended November 30, 2024. Of this amount, $19,521 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $126,278 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, CDSCs received by the Distributor amounted to $19,187 and $777 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
65	JOHN HANCOCK Municipal Opportunities Fund |

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$693,495	$113,842
Class C	38,363	1,555
Class I	—	101,053
Class R6	—	3,877
Total	$731,858	$220,327
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,161,953	$65,212,480	16,536,355	$147,257,841
Distributions reinvested	979,360	8,904,442	1,735,339	15,403,659
Repurchased	(4,214,117)	(38,266,616)	(10,057,107)	(89,124,200)
Net increase	3,927,196	$35,850,306	8,214,587	$73,537,300
Class C shares
Sold	108,543	$990,474	240,771	$2,150,153
Distributions reinvested	10,894	99,045	23,206	205,718
Repurchased	(117,588)	(1,070,545)	(454,684)	(4,022,028)
Net increase (decrease)	1,849	$18,974	(190,707)	$(1,666,157)
Class I shares
Sold	12,603,618	$114,766,560	29,216,666	$260,041,019
Distributions reinvested	926,653	8,441,346	1,511,256	13,431,049
Repurchased	(5,540,243)	(50,351,240)	(18,570,523)	(163,661,729)
Net increase	7,990,028	$72,856,666	12,157,399	$109,810,339
| JOHN HANCOCK Municipal Opportunities Fund	66

	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,244,359	$29,532,746	8,841,215	$78,406,201
Distributions reinvested	327,144	2,981,087	539,085	4,794,304
Repurchased	(1,552,236)	(14,117,926)	(5,132,575)	(45,172,690)
Net increase	2,019,267	$18,395,907	4,247,725	$38,027,815
Total net increase	13,938,340	$127,121,853	24,429,004	$219,709,297
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $353,495,120 and $208,588,192, respectively, for the six months ended November 30, 2024.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	251,941	$12	$137,267,829	$(134,750,056)	$2,303	$2	$153,861	—	$2,520,090
67	JOHN HANCOCK Municipal Opportunities Fund |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Municipal Opportunities Fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28–30, 2024. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	68

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
69	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period and ended December 31, 2023 and underperformed its benchmark index for the one-, five- and ten-year periods. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund were higher than the peer group median and net total expenses for the fund were equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including a previous action taken with respect to the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	70

its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
71	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	72

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
73	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089193	52SA 11/24
1/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
November 30, 2024

John Hancock
Short Duration Municipal Opportunities Fund

2	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 11-30-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.7%				$37,537,846
(Cost $37,086,908)
Alabama 4.2%				1,565,576
City of Birmingham Birmingham Alabama Waterworks (A)	3.750	09-01-26	500,000	497,629
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	250,814
Southeast Alabama Gas Supply District Project No. 2, Series B	5.000	06-01-49	500,000	535,128
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	282,005
Arizona 2.1%				780,957
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	300,000	303,307
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	462,265
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,385
Arkansas 1.6%				605,376
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-28	250,000	259,800
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	345,576
California 8.7%				3,205,431
California Community Choice Financing Authority Clean Energy Project, Series A-1	5.000	05-01-54	640,000	694,419
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	504,553
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	301,983
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	251,727
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	266,416
California Pollution Control Financing Authority Waste Management, Inc., Series B-1, AMT	3.000	11-01-25	350,000	347,268
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	530,331
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	308,734
Colorado 1.4%				507,345
City of Longmont Water Enterprise Revenue	3.000	11-01-33	100,000	96,466
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	$210,033
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	200,846
Connecticut 1.2%				450,758
City of Bridgeport Series B, GO	5.000	08-15-27	220,000	231,934
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	218,824
Delaware 1.4%				519,347
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	31,523
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	487,824
District of Columbia 1.4%				515,178
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	515,178
Florida 9.7%				3,585,179
Cabot Citrus Farms Community Development District	5.250	03-01-29	300,000	303,270
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	316,877
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	528,058
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	274,045
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	207,614
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	26,088
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	325,475
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	50,000	51,318
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,796
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	100,000	106,459
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	214,981
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	300,129
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	347,552
3	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	$251,371
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	320,000	316,146
Georgia 4.3%				1,590,283
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	256,597
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	512,339
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	5,000	5,212
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	266,769
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	538,575
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,791
Illinois 7.6%				2,812,736
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	556,796
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	500,000	546,752
City of Springfield Electric Revenue Refunding Senior Lien (B)(C)	5.000	03-01-28	250,000	266,178
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	220,000	219,231
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	524,832
State of Illinois, GO	4.125	11-01-31	525,000	528,243
Village of Bedford Park Hotel Series A (B)	5.000	12-01-35	155,000	170,704
Indiana 0.5%				179,824
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	179,824
Iowa 1.4%				501,586
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	500,000	501,586
Kansas 1.6%				580,321
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	331,577
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	248,744
Kentucky 4.1%				1,494,486
County of Boone Duke Energy Project	3.700	08-01-27	500,000	500,446
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
Kentucky (continued)
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	$505,257
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	265,545
Northern Kentucky Water District Series B	3.125	02-01-29	225,000	223,238
Maryland 0.1%				51,884
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	51,884
Massachusetts 2.3%				860,594
City of Fall River, GO	2.000	12-01-32	400,000	350,571
Massachusetts Development Finance Agency Middlesex School	5.000	07-01-34	200,000	230,084
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	250,000	253,377
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,784
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,778
Michigan 2.1%				760,554
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,200
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	148,190
Grand Valley State University Series A	5.000	12-01-32	500,000	510,164
Minnesota 0.4%				145,839
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	150,000	145,839
Missouri 1.8%				660,242
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	430,000	437,700
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	202,150
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	20,000	20,392
Montana 0.7%				254,556
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	254,556
5	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nevada 0.0%				$10,586
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,586
New Hampshire 1.7%				623,327
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	75,000	81,711
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	108,144
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	22,936
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	159,115
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	251,421
New Jersey 2.8%				1,032,725
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	553,542
State of New Jersey, GO	2.000	06-01-27	500,000	479,183
New York 2.7%				991,114
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	515,871
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,296
Metropolitan Transportation Authority Series A-2	5.000	11-15-45	315,000	341,614
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,221
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	52,202
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,910
North Carolina 0.9%				313,924
City of Wilmington Series D	5.000	09-01-40	55,000	62,249
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	251,675
North Dakota 0.3%				125,163
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	125,000	125,163
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Ohio 3.0%				$1,123,752
County of Ohio The Highlands Project	5.000	06-01-32	365,000	386,921
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	307,842
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	281,201
Ohio Air Quality Development Authority FirstEnergy, Series D	4.250	08-01-29	150,000	147,788
Oklahoma 2.1%				765,210
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	253,620
Cache Educational Facilities Authority Cache Public Schools Project, Series A	5.000	09-01-33	200,000	221,619
Oklahoma County Independent School District No. 89 Oklahoma City Series A, GO	3.000	07-01-25	290,000	289,971
Oregon 1.0%				369,644
City of Newport Series B, GO (B)(D)	3.161	06-01-27	400,000	369,644
Pennsylvania 4.4%				1,633,648
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	410,446
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	428,944
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	224,595
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	34,451
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	300,000	305,696
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	179,288
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,228
Puerto Rico 0.5%				179,075
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.543	11-01-43	290,000	179,075
South Carolina 2.6%				955,245
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.000	09-01-44	65,000	65,303
Richland County School District No. 1 Series C, GO	3.000	03-01-26	500,000	497,537
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,568
7	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	$335,954
State of South Carolina Series A, GO	5.000	04-01-26	30,000	30,883
Tennessee 1.4%				498,895
County of Knox Series C, GO	5.000	06-01-26	20,000	20,665
Industrial Development Board of The City of Kingsport Domtar Project, AMT (A)	5.250	12-01-54	150,000	151,914
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-29	300,000	326,316
Texas 13.1%				4,845,802
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	12.000	06-01-43	100,000	100,286
City of Austin Public Improvement, GO	5.000	09-01-33	150,000	157,159
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	540,533
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-25	30,000	30,378
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	248,273
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	83,764
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	313,783
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,670
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System, Series A	5.000	12-01-26	320,000	320,000
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	250,000	237,382
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	129,283
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	141,798
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	500,030
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	260,000	259,553
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	306,593
Port of Houston Authority Series A, AMT, GO	5.000	10-01-32	345,000	365,913
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	80,000	$82,046
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	528,358
Virgin Islands 0.1%				26,057
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	25,000	26,057
Virginia 1.4%				510,469
City of Norfolk Water Revenue Series 2025 (C)	5.000	11-01-34	265,000	303,780
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	206,689
Washington 2.3%				847,826
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)(C)	5.000	12-01-32	300,000	334,655
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	513,171
West Virginia 1.0%				384,031
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	384,031
Wisconsin 1.8%				673,301
Northeast Wisconsin Technical College District Series C, GO	1.500	04-01-25	325,000	322,843
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	350,000	350,458

	Yield (%)	Shares	Value
Short-term investments 0.1%			$42,933
(Cost $42,934)
Short-term funds 0.1%
John Hancock Collateral Trust (E)	4.4849(F)	4,292	42,933

Total investments (Cost $37,129,842) 101.8%			$37,580,779
Other assets and liabilities, net (1.8%)			(669,094)
Total net assets 100.0%			$36,911,685

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
9	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
At 11-30-24, the aggregate cost of investments for federal income tax purposes was $37,116,194. Net unrealized appreciation aggregated to $464,585, of which $587,884 related to gross unrealized appreciation and $123,299 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	4.0
Assured Guaranty Corp.	2.9
Assured Guaranty Municipal Corp.	1.3
TOTAL	8.2
The fund had the following portfolio composition as a percentage of total investments on 11-30-24:
General obligation bonds	16.9%
Revenue bonds	83.0%
Other revenue	18.4%
Health care	15.7%
Development	12.6%
Airport	10.7%
Education	9.4%
Utilities	5.1%
Water and sewer	4.1%
Housing	3.0%
Transportation	2.4%
Pollution	1.6%
Short-term investments	0.1%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $37,086,908)	$37,537,846
Affiliated investments, at value (Cost $42,934)	42,933
Total investments, at value (Cost $37,129,842)	37,580,779
Interest receivable	463,720
Receivable for fund shares sold	21,593
Receivable from affiliates	1,475
Other assets	41,928
Total assets	38,109,495
Liabilities
Distributions payable	62,260
Payable for investments purchased	150,318
Payable for delayed-delivery securities purchased	904,957
Payable for fund shares repurchased	39,451
Payable to affiliates
Accounting and legal services fees	1,168
Transfer agent fees	1,429
Trustees’ fees	73
Other liabilities and accrued expenses	38,154
Total liabilities	1,197,810
Net assets	$36,911,685
Net assets consist of
Paid-in capital	$36,084,868
Total distributable earnings (loss)	826,817
Net assets	$36,911,685

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($206,004 ÷ 20,040 shares)[1]	$10.28
Class C ($91,436 ÷ 8,894 shares)	$10.28
Class I ($15,958,328 ÷ 1,551,706 shares)	$10.28
Class R6 ($20,655,917 ÷ 2,008,857 shares)	$10.28
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-24 (unaudited)

Investment income
Interest	$731,764
Dividends from affiliated investments	13,990
Total investment income	745,754
Expenses
Investment management fees	65,687
Distribution and service fees	825
Accounting and legal services fees	3,368
Transfer agent fees	3,590
Trustees’ fees	321
Custodian fees	9,746
State registration fees	36,105
Printing and postage	6,702
Professional fees	25,825
Other	5,740
Total expenses	157,909
Less expense reductions	(79,729)
Net expenses	78,180
Net investment income	667,574
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	116,462
Affiliated investments	239
116,701
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	764,558
Affiliated investments	(3)
764,555
Net realized and unrealized gain	881,256
Increase in net assets from operations	$1,548,830
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	12

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-24 (unaudited)	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$667,574	$873,494
Net realized gain	116,701	261,386
Change in net unrealized appreciation (depreciation)	764,555	97,269
Increase in net assets resulting from operations	1,548,830	1,232,149
Distributions to shareholders
From earnings
Class A	(5,098)	(7,382)
Class C	(1,236)	(3,099)
Class I	(262,655)	(128,696)
Class R6	(376,255)	(884,403)
Total distributions	(645,244)	(1,023,580)
From fund share transactions	2,662,590	13,358,375
Total increase	3,566,176	13,566,944
Net assets
Beginning of period	33,345,509	19,778,565
End of period	$36,911,685	$33,345,509
13	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-24[1]	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.02	$9.85	$10.00
Net investment income[3]	0.18	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.26	0.25	(0.12)
Total from investment operations	0.44	0.60	0.16
Less distributions
From net investment income	(0.18)	(0.34)	(0.31)
From net realized gain	—	(0.09)	—
Total distributions	(0.18)	(0.43)	(0.31)
Net asset value, end of period	$10.28	$10.02	$9.85
Total return (%)[4,5]	4.39[6]	6.16	1.68[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[8]	1.39	2.15[8]
Expenses including reductions	0.59[8]	0.60	0.61[8]
Net investment income	3.58[8]	3.54	2.87[8]
Portfolio turnover (%)	31	255	248

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	14

CLASS C SHARES Period ended	11-30-24[1]	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.01	$9.85	$10.00
Net investment income[3]	0.15	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.26	0.23	(0.10)
Total from investment operations	0.41	0.51	0.09
Less distributions
From net investment income	(0.14)	(0.26)	(0.24)
From net realized gain	—	(0.09)	—
Total distributions	(0.14)	(0.35)	(0.24)
Net asset value, end of period	$10.28	$10.01	$9.85
Total return (%)[4,5]	4.10[6]	5.27	0.94[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[8]	2.14	2.90[8]
Expenses including reductions	1.36[8]	1.35	1.36[8]
Net investment income	2.85[8]	2.76	1.97[8]
Portfolio turnover (%)	31	255	248

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
15	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-24[1]	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.02	$9.85	$10.00
Net investment income[3]	0.19	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.26	0.25	(0.11)
Total from investment operations	0.45	0.61	0.18
Less distributions
From net investment income	(0.19)	(0.35)	(0.33)
From net realized gain	—	(0.09)	—
Total distributions	(0.19)	(0.44)	(0.33)
Net asset value, end of period	$10.28	$10.02	$9.85
Total return (%)[4]	4.47[5]	6.32	1.83[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$13	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[7]	1.14	1.90[7]
Expenses including reductions	0.46[7]	0.45	0.46[7]
Net investment income	3.74[7]	3.70	2.97[7]
Portfolio turnover (%)	31	255	248

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	16

CLASS R6 SHARES Period ended	11-30-24[1]	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.02	$9.85	$10.00
Net investment income[3]	0.19	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.26	0.24	(0.11)
Total from investment operations	0.45	0.61	0.18
Less distributions
From net investment income	(0.19)	(0.35)	(0.33)
From net realized gain	—	(0.09)	—
Total distributions	(0.19)	(0.44)	(0.33)
Net asset value, end of period	$10.28	$10.02	$9.85
Total return (%)[4]	4.49[5]	6.33	1.84[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	1.13	1.88[6]
Expenses including reductions	0.42[6]	0.44	0.44[6]
Net investment income	3.78[6]	3.67	2.99[6]
Portfolio turnover (%)	31	255	248

[1]	Six months ended 11-30-24. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
17	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	18

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$37,537,846	—	$37,537,846	—
Short-term investments	42,933	$42,933	—	—
Total investments in securities	$37,580,779	$42,933	$37,537,846	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
19	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2024, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2024 were $1,110.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable, wash sale loss deferrals and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	20

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.39% of the fund’s average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the cap was 0.43% of the fund’s average daily net assets.
For the six months ended November 30, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$660
Class C	204
Class I	32,647
Class	Expense reduction
Class R6	$46,024
Total	$79,535

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
21	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $148 and $46 for Class A and Class C shares, respectively, for the six months ended November 30, 2024.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,118 for the six months ended November 30, 2024. Of this amount, $111 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,007 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$371	$55
Class C	454	19
Class I	—	3,037
Class R6	—	479
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	22

Class	Distribution and service fees	Transfer agent fees
Total	$825	$3,590
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2024 and for the year ended May 31, 2024 were as follows:
	Six Months Ended 11-30-24		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	36,760	$374,055	13,684	$136,538
Distributions reinvested	445	4,561	522	5,239
Repurchased	(39,927)	(409,877)	(214)	(2,118)
Net increase (decrease)	(2,722)	$(31,261)	13,992	$139,659
Class C shares
Distributions reinvested	53	$539	133	$1,331
Net increase	53	$539	133	$1,331
Class I shares
Sold	434,524	$4,450,434	1,344,707	$13,594,948
Distributions reinvested	25,650	262,611	12,589	126,854
Repurchased	(197,448)	(2,024,155)	(73,316)	(741,698)
Net increase	262,726	$2,688,890	1,283,980	$12,980,104
Class R6 shares
Sold	—	—	23,222	$235,240
Distributions reinvested	432	$4,422	203	2,041
Net increase	432	$4,422	23,425	$237,281
Total net increase	260,489	$2,662,590	1,321,530	$13,358,375
Affiliates of the fund owned 56% and 100% of shares of Class C and Class R6, respectively, on November 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $13,528,207 and $10,982,362, respectively, for the six months ended November 30, 2024.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
23	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,292	$257,141	$6,281,072	$(6,495,516)	$239	$(3)	$13,990	—	$42,933
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Municipal Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24–27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 28–30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24–27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-year period ended December 31, 2023 and for the period from  June 30, 2022 through December 31, 2023.The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index and peer group median for the one-year period and for the period from June 30, 2022 through December 31, 2023. The Board also noted the fund’s limited performance history. The Board concluded that the fund’s performance has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the
27	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(f)	considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receive Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund will be paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it will assume as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	28

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
29	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees.The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index and the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above,  the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4089212	489SA 11/24
1/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	January 14, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	January 14, 2025